RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Cumulative Adjustments (Details) $ in Thousands	3 Months Ended															12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	[1]	Jun. 30, 2015 USD ($)	[1]	Mar. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)	[1]	Jun. 30, 2014 USD ($)	[1]	Mar. 31, 2014 USD ($)	[1]	Dec. 31, 2015 USD ($) Provision	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($) Aircraft		Dec. 31, 2012 USD ($)
Prior Period Adjustments [Abstract]
Retained earnings	$ 95,138							$ 114,782	[1]							$ 95,138	$ 114,782	[1]			$ 74,947	[1]
Net income	$ 19,145	$ 27,483		$ (43,695)		$ 19,865		17,314	[1]	$ 13,471		$ 21,746		$ 7,653		$ 22,798	60,184	[1]	$ 53,940	[1]
Number of impaired aircraft | Aircraft																			1
Minimum [Member]
Prior Period Adjustments [Abstract]
Number of types of maintenance provisions in leases | Provision																1
Maximum [Member]
Prior Period Adjustments [Abstract]
Number of types of maintenance provisions in leases | Provision																2
As Previously Reported [Member]
Prior Period Adjustments [Abstract]
Retained earnings								$ 117,402									117,402				83,138
Net income																	56,077		$ 52,476
Adjustments [Member]
Prior Period Adjustments [Abstract]
Retained earnings																					$ (8,191)
Net income																	$ 4,107		$ 1,464

[1]	As restated